CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Maximum Potential Amount of Future Fundings as the Primary Obligor for Guarantees and the Liability for Expected Future Fundings
We show the maximum potential amount of our future guarantee fundings and the carrying amount of our liability for guarantees for which we are the primary obligor at year-end 2013 in the following table:

($ in millions) Guarantee Type	Maximum Potential Amount of Future Fundings	Liability for Guarantees
Debt service	$83	$4
Operating profit	99	40
Other	17	2
Total guarantees where we are the primary obligor	$199	$46